Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,117,000
Previously Paid Amount	0.00
Total Fee Amount	568.56
Total Offset Amount	0.00
Net Fee	568.56
Narrative - Max Aggregate Offering Price	$ 4,117,000
Final Prospectus	true